Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 1,187	$ 1,087
Accrued research and development costs	23
Salaries, employment taxes and benefits	474	64
Financing of insurance premiums		4
PIP study payables		118
Accrued audit fees	144	216
Accrued severance		427
Other accrued liabilities	371	232
Payables and accrued liabilities	$ 2,199	$ 2,148